Average Annual Total Returns - American Century Mutual Funds, Inc			12 Months Ended	60 Months Ended	120 Months Ended
		Mar. 01, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.88%	14.42%	14.82%
Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Blended Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Blended Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			13.70%	8.47%	9.78%
BALANCED FUND, INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			9.60%	6.45%	7.99%
BALANCED FUND, INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			8.93%	4.77%	6.38%
BALANCED FUND, INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.78%	4.48%	5.91%
BALANCED FUND, I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			9.75%	6.66%	8.21%
BALANCED FUND, R5 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	R5 Class1 Return Before Taxes
Average Annual Return, Percent	[1]		9.81%	6.66%	8.21%

[1]	Historical performance for the R5 Class prior to its inception (April 10, 2017) is based on the performance of I Class shares, which have the same expenses as the R5 Class.